CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £) In Thousands, except Per Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Statement Of Financial Position [Abstract]
Preferred Shares, authorized	25,000	25,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	259,668	251,690
Ordinary Shares, outstanding	160,062	162,454
Treasury stock, at cost, ordinary shares	99,606	89,236